SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
Payroll and related expenses	$ 7,061	$ 7,538	$ 8,997
Subcontracted work and consulting	420	470	1,229
Share-based payments to service provider			19
Rent and office maintenance	780	832	936
Travel expenses	180	215	90
Other	188	319	416
Less participation in grants		(231)	(100)
Research and development total	$ 8,629	$ 9,143	$ 11,587